Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [Abstract]
Cash and cash equivalents
8.	Cash and cash equivalents

	For the Years Ended December 31,
in CHF thousands	2017	2016
Cash	124,377	152,210
Total	124,377	152,210

By Currency
CHF	103,272	41,322
EUR	3,658	6,727
USD	17,447	104,161
Total	124,377	152,210

At the balance sheet dates, Company funds were held in CHF, EUR and USD currencies. As of December 31, 2017, funds in EUR and USD were translated into CHF at a rate of 1.169 and 0.976, respectively.